8000 Bent Branch Drive

Irving, Texas 75063

(972) 409-1300

June 7, 2011

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4720

Washington, D.C. 20549

Attn: H. Christopher Owings

Re:	Michaels Stores, Inc.
Registration Statement on Form S-4 (File No. 333-173786)
Filed on April 28, 2011

Dear Mr. Owings:

This letter is being sent to you in accordance with the requirements set forth in the Morgan Stanley & Co. Incorporated SEC No-Action Letter (avail. June 5, 1991) (the “Morgan Stanley Letter”) and the Shearman & Sterling SEC No-Action Letter (avail. July 2, 1993) (the “Shearman & Sterling Letter”), relating to registered exchange offers.

On April 28, 2011, Michaels Stores, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “Commission”) a Registration Statement on Form S-4 (File No. 333-173786) (the “Registration Statement”), relating to a proposed exchange offer (the “Exchange Offer”), whereby the Company would offer to exchange up to $800,000,000 in aggregate principal amount of its 7 3/4% Senior Notes due 2018 (the “Exchange Notes”) for an equivalent principal amount of its previously-issued and outstanding 7 3/4% Senior Notes due 2018 (the “Outstanding Notes”).  The terms of the Exchange Notes and the Outstanding Notes are substantially identical in all respects, except that the Exchange Notes will be registered under the Securities Act of 1933, as amended (the “Securities Act”), and will not contain transfer restrictions, registration rights or additional interest provisions.

Pursuant to the requirements of the Morgan Stanley and Shearman & Sterling Letters, the Company hereby advises you that it is registering the Exchange Offer in reliance on the position of the Staff of the Commission enunciated in the Exxon Capital Holdings Corporation SEC No-Action Letter (avail. April 13, 1988) (the “Exxon Capital Letter”) and the Morgan Stanley and Shearman & Sterling Letters.  The Company represents that with respect to any broker-dealer that participates in the Exchange Offer with respect to Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, each such broker-dealer must confirm that it has not entered into any arrangement or understanding with the Company or an affiliate of the Company to distribute the Exchange Notes.  The Company further represents that it has not entered into any arrangement or understanding with any person (including any broker-dealer) to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Company’s information and belief, each person (including any broker-dealer) participating in the Exchange Offer will acquire the Exchange Notes in its ordinary course of business and will have no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.  In this regard, the Company will make each person (including any broker-dealer) participating in the Exchange Offer aware, through the Exchange Offer prospectus or otherwise, that any securityholder using the Exchange Offer to participate in a distribution of the Exchange Notes to be acquired in the registered Exchange Offer (1) cannot rely on the position of the Staff of the Commission enunciated in the Exxon Capital Letter or similar letters and (2) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with any secondary resale transaction.  The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

In addition, the Company will make each person (including any broker-dealer) participating in the Exchange Offer aware, through the Exchange Offer prospectus or otherwise, that any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be deemed to be an “underwriter” within the meaning of the Securities Act and must deliver a prospectus meeting the requirements of the Securities Act (which prospectus delivery requirement may be satisfied with the Exchange Offer prospectus because it contains a plan of distribution with respect to such resale transactions) in connection with any resale of such Exchange Notes.  Further, the Company will include in the transmittal letter relating to the Exchange Offer a provision to the effect that, if the exchange offeree is a broker-dealer holding Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, such exchange offeree will acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Notes received in respect of such Outstanding Notes pursuant to the Exchange Offer.  The transmittal letter will also state that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act. (See the form of Letter of Transmittal to be filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement).

The Company is not permitting any person who is an affiliate of the Company to participate in the Exchange Offer.

The Company will commence the Exchange Offer for the Outstanding Notes after the Registration Statement is declared effective by the Staff of the Commission.  The Exchange Offer will remain in effect for a limited time and will be conducted by the Company in compliance with the applicable requirements of the Securities Exchange Act of 1934, and the rules and regulations of the Commission thereunder, including Rule 14e-1, to the extent applicable.

Please feel free to call David Fine of Ropes & Gray LLP at (617) 951-7473 if you have any questions regarding this letter.

Sincerely,
MICHAELS STORES, INC.

By:	/s/ Charles M. Sonsteby
Charles M. Sonsteby
Chief Administrative Officer and
Chief Financial Officer